Leases - Schedule of Future Minimum Lease Payments under Non-cancellable Operating Lease Agreements Based On 842 (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	¥ 67,336
2027	31,524
2028	11,501
2029	6,271
2030 and thereafter	25,754
Total undiscounted cash flows	142,386
Less: imputed interest	8,635
Operating lease liabilities current and non-current	133,751	¥ 129,926
Lease liabilities due within one year	63,720
Lease liabilities due after one year	70,031
Short-term lease commitment:
2026	¥ 59,579